GEOGRAPHIC SEGMENTS	6 Months Ended
Jun. 30, 2018
Operating Segments [Abstract]
GEOGRAPHIC SEGMENTS
GEOGRAPHIC SEGMENTS
The Company operates principally in North America and Europe. Sales by geographic segment are determined based on the origin of shipment.

				Q2 2018
(US $ millions)	North America	Europe	Unallocated	Total
Sales	$577	$130	$—	$707
EBITDA(1)	256	21	(5)	272
Depreciation and amortization	30	6	—	36
Additions to property, plant and equipment	48	5	—	53

				Q2 2017
(US $ millions)	North America	Europe	Unallocated	Total
Sales	$431	$105	$—	$536
EBITDA(1)	155	9	(2)	162
Depreciation and amortization	23	4	—	27
Additions to property, plant and equipment	32	25	—	57

				6 mos 2018
(US $ millions)	North America	Europe	Unallocated	Total
Sales	$1,025	$258	$—	$1,283
EBITDA(1)	412	39	(10)	441
Depreciation and amortization	55	11	—	66
Additions to property, plant and equipment	93	10	—	103
Property, plant and equipment	1,199	254	—	1,453

				6 mos 2017
(US $ millions)	North America	Europe	Unallocated	Total
Sales	$798	$205	$—	$1,003
EBITDA(1)	252	15	(8)	259
Depreciation and amortization	44	7	—	51
Additions to property, plant and equipment	59	56	—	115
Property, plant and equipment(2)	1,168	253	—	1,421
 (1) EBITDA is a non-IFRS financial measure, which the Company uses to assess segment performance and operating results. The Company defines EBITDA as earnings before finance costs, income tax, depreciation and amortization. Non-IFRS financial measures do not have any standardized meaning prescribed by IFRS and are therefore unlikely to be comparable to similar measures presented by other companies.
(2) Balance as at December 31, 2017.